RELATED PARTIES (Schedule of Target-based Cash Incentives) (Details) - Executive Offices Holders [Member] $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 24,000
Level of incentive	15.00%
Profit Before Tax Targets Range One [Member]
Related Party Transaction [Line Items]
Level of incentive	20.00%
Profit Before Tax Targets Range One [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 24,001
Profit Before Tax Targets Range One [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 27,500
Profit Before Tax Targets Range Two [Member]
Related Party Transaction [Line Items]
Level of incentive	45.00%
Profit Before Tax Targets Range Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 27,501
Profit Before Tax Targets Range Two [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 31,000
Profit Before Tax Targets Range Three [Member]
Related Party Transaction [Line Items]
Level of incentive	75.00%
Profit Before Tax Targets Range Three [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 31,001
Profit Before Tax Targets Range Three [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 35,000
Profit Before Tax Targets Range Four [Member]
Related Party Transaction [Line Items]
Level of incentive	110.00%
Profit Before Tax Targets Range Four [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 35,001
Profit Before Tax Targets Range Four [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 39,000
Profit Before Tax Targets Range Five [Member]
Related Party Transaction [Line Items]
Level of incentive	150.00%
Profit Before Tax Targets Range Five [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Profit-Before-Tax Targets	$ 39,001